Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred income tax assets	$ 21	$ 50
Deferred income tax liabilities	(386)	(352)
Net deferred tax liabilities	$ (365)	$ (302)